Statement of Cash Flows - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Cash flows from operating activities:
Net loss	$ (3,018,015)	$ (2,337,471)	$ (3,227,932)	$ (16,554,872)
Adjustments to reconcile net loss to net cash used in operating activities:
Stock-based compensation (non-cash)	734,365	296,340	529,332	305,205
In process research and development (non-cash)			0	13,501,622
Changes in operating assets and liabilities, net
Prepaid expenses and other current assets	(4,631)	(120,170)	(273,371)	(126,780)
Accounts payable, accrued expenses and other current liabilities	(60,695)	26	87,684	247,357
Net cash used in operating activities	(2,348,975)	(2,161,275)	(2,886,757)	(2,627,468)
Cash flows from financing activities:
Cash received from Gem, net of $169,257 of transaction costs			0	4,830,743
Proceeds from the sale of common stock, net of $32,400 of issuance costs			0	4,705,646
Deferred offering costs	(39,458)	0	0
Net cash provided by financing activities	(39,458)	0	0	9,536,389
Effect of exchange rates on cash and cash equivalents	(9,799)	(2,385)	(2,396)	0
Net increase in cash and cash equivalents	(2,398,232)	(2,163,660)	(2,889,153)	6,908,921
Cash and cash equivalents at beginning of period	6,892,772	9,781,925	9,781,925	2,873,004
Cash and cash equivalents at end of period	$ 4,494,540	$ 7,618,265	6,892,772	9,781,925
Supplemental disclosure of non-cash items for cash flow information:
Value of shares issued in Gem transaction			$ 0	$ 18,332,365